Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt
10.	Long-Term Debt

Long-term debt as of December 31, 2012 and 2011 consists of the following bank loans:

	(In thousands of U.S. Dollars)
	December 31, 2012			December 31, 2011
Lender	Current Portion	Long- term portion	Total	Current portion	Long- term	Total
Deutsche Bank Nederland (a)	$14,741	$—	$14,741	$13,250	$—	$13,250
Deutsche Bank Nederland (b)	$14,741	$—	$14,741	$16,009	$—	$16,009
Credit Suisse (c)	$8,170	$—	$8,170	$19,099	$—	$19,099
Credit Suisse (d)	$8,170	$—	$8,170	$17,351	$—	$17,351
Credit Suisse (e)	$20,110	$—	$20,110	$—	$—	$—
First Business Bank (f)	$23,237	$—	$23,237	$23,237	$—	$23,237
Total	$89,169	$—	$89,169	$88,946	$—	$88,946

The remaining repayment terms of the loans outstanding as of December 31, 2012 are as follows:

Lender	Vessel	Remaining Repayment Terms
(a) Deutsche Bank	M/V Free Knight	Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.

(b) Deutsche Bank	M/V Free Maverick	Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.

(c) Credit Suisse	M/V Free Hero	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
(d) Credit Suisse	M/V Free Goddess	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
(e) Credit Suisse	M/V Free Jupiter	Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.

(f) First Business Bank	M/V Free Impala M/V Free Neptune	Fifteen quarterly installments of $837.5 and a balloon payment of $10,675, payable together with the last installment due on December 16, 2016.

The vessels indicated in the above table are pledged as collateral for the respective loans.

All the Company’s credit facilities bear interest at LIBOR plus a margin, ranging from 1.00% to 4%, and are secured by mortgages on the financed vessels and assignments of vessels’ earnings and insurance coverage proceeds. They also include affirmative and negative financial covenants of the borrowers, including maintenance of operating accounts, minimum cash deposits, average cash balances to be maintained with the lending banks and minimum ratios for the fair values of the collateral vessels compared to the outstanding loan balances. Each borrower is restricted under its respective loan agreement from incurring additional indebtedness, changing the vessels’ flag without the lender’s consent or distributing earnings.

The weighted average interest rate for the year ended December 31, 2012 and 2011 was 2.7% and 2.9%, respectively. Interest expense incurred under the above loan agreements amounted to $2,415, $ 3,173 (net of capitalized interest $282) and $3,932 or the years ended December 31, 2012, 2011 and 2010, respectively, and is included in “Interest and Finance Costs” in the accompanying consolidated statements of operations.

Deutsche Bank Facility

On September 2, 2011, the Company instructed the Deutsche Bank in accordance with relevant provision of the facility agreement to postpone the repayment installment of $750 due on September 18, 2011, which will be paid on the termination date in December 2015.

In October 2011, the Company following negotiations with Deutsche Bank deferred the payment of an additional fee equal to $360, due on November 1, 2011, to January 2012 (Note 15).

In December 2011, the Company did not pay the $750 repayment installment along with accrued interest with Deutsche Bank and held discussions to permanently amend the amortization schedule including refinancing of the balloon due in November 2012.

On February 15, 2012, the Company received notice from Deutsche Bank Nederland, or Deutsche Bank, according to which Company's failure to (i) repay the installment due in December 2011, (ii) pay regular interest on the loan, (iii) pay default interest on the loan, (iv) pay the success fee due in November 2011, (v) set new financial covenants and (vi) comply with the loan to value covenant, are considered events of default. Deutsche Bank requested that the Company fulfill its obligations by March 15, 2012. The Company has not paid the aforementioned amounts or the $750 repayment installment along with accrued interest due in March 2012. On April 26, 2012, the Company was advised by Deutsche Bank that it would approve the request to permanently amend the amortization schedule including refinancing of the balloon due in November 2012.

On September 7, 2012, the Company and certain of its subsidiaries entered into an amended and restated facility agreement with Deutsche Bank. As amended and restated, the facility agreement:

•	Defers and reduces the balloon payment of $16,009 due on Facility B from November 2012 to December 2015;
•	Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013;
•	Suspends principal repayments from June 1, 2013 through June 30, 2014 on each of Facility A and Facility B;
•	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750;
•	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014;
•	Bears interest at the rate of LIBOR plus 1% through March 31, 2014 and LIBOR plus 3.25% from April 1, 2014 through maturity, which were reduced from LIBOR plus 2.25% for Facility A and LIBOR plus 4.25% for Facility B;
•	Establishes certain financial covenants, including an interest coverage ratio that must be complied with starting January 1, 2013, a consolidated leverage ratio that must be complied with starting January 1, 2014, and a minimum liquidity ratio that must be complied with starting July 1, 2014;
•	Removes permanently the loan to value ratio;
•	Requires the amount of any “Excess Cash,” as determined in accordance with the amended and restated facility agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance; and
•	Removes the success fee originally due under the previous agreement and provides for an amendment and restructuring fee of $1,480 payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

In October, November and December 2012, the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank, totaling $120 along with accrued interest due of $165. The Company is evaluating its options and is in discussion with Deutsche Bank to reach a mutually beneficial agreement.

Credit Suisse Facility

On July 15, 2011, the Company entered into a Fourth Supplemental Agreement with Credit Suisse which amended its existing credit facility to, among other things, defer its payments totaling $2,000, originally due in July 2011 until September 2011. The Fourth Supplemental Agreement, as originally entered into, contemplated that the Company would complete a proposed debt financing with an unrelated party, and that if the debt financing did not occur by September 5, 2011, the Company would sell one or two of the four vessels collateralizing the credit facility. This debt financing did not occur. Therefore, the Company initiated the sale of the M/V Free Jupiter and the M/V Free Lady. On October 3, 2011, the Company entered an agreement to sell the M/V Free Lady. The net proceeds of this sale amounting to $19,800 were applied to pay down the amount outstanding on this facility.

In light of the successful sale of the M/V Free Lady, the Company entered into a Fifth Supplemental Agreement dated November 7, 2011 with Credit Suisse, which amended the Fourth Supplemental Agreement to, among other things, reduce the next five loan repayment installments starting from the third quarter of 2011. Pursuant to this agreement, the Company agreed to enter into a period time charter of at least twelve months for all mortgaged vessels not later than December 31, 2011, which charter would cover the vessels’ debt service plus $1.0 million. If the foregoing time charters were not entered into by the date required, the Company agreed that will sell, not later than January 31, 2012, either the M/V Free Jupiter or both the M/V Free Goddess and the M/V Free Hero . In addition, under the Fifth Supplemental Agreement, the margin on this facility increased to 3.25% during the period until either the period employment or the sale procedure has been completed, after which time the margin will be reduced to 2.75%. According to the terms of the agreement, failure to comply with the above would constitute an event of default. The Company did not conclude any time charter agreement and any agreement for the sale of the above mentioned vessels.

On February 2, 2012, the Company agreed by letter with Credit Suisse to defer its payments totaling $700 originally due on January 31, 2012 until the next repayment date April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012. The interest payment of $348 originally due on February 8, 2012, has been agreed to be paid in two installments as follows: $147 paid on February 8, 2012 and $201 to be paid on April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012. In addition the interest payment of $348 originally due on May 10, 2012, has been agreed to be paid in two installments as follows: $147 to be paid on May 10, 2012 and $201 on May 31, 2012.

On February 15 2012, the Company received a proposal from Credit Suisse containing restructuring head terms for the full payment holiday of the principal and partial interest payment holiday until March 31, 2014, conditioned on approval from the Company’s other lenders. The Company has been advised that the proposal has been approved by Deutsche Bank Nederland. The Company is continuing discussions with FBB.

On May 31, 2012, the Company entered into a Sixth Supplemental Agreement with Credit Suisse, which amends and restates the Facility Agreement dated December 24, 2007, as amended, between the Company and Credit Suisse. The Sixth Supplemental Agreement, among other things, modifies the Facility Agreement to:

•	Defer further principal repayments until March 31, 2014;
•	Reduce the interest rate on the facility to LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25;
•	Release restricted cash of $1,125;
•	Waive compliance through March 31, 2014 with the requirement to maintain a minimum ratio of aggregate fair market value of the financed vessels to loan balance, after which date the required minimum ratio will be 115% beginning April 1, 2014, 120% beginning October 1, 2014, and 135% beginning April 1, 2015;
•	Establish certain financial covenants, including an interest coverage ratio, which must be complied with starting January 1, 2013, a consolidated leverage ratio, which must be complied with starting January 1, 2014, and a minimum liquidity ratio, which must be complied with starting July 1, 2014; and
•	Require the amount of any “Excess Cash,” as determined in accordance with the Facility Agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance, depending on the Company’s compliance at the time with the vessel market value to loan ratio and the outstanding balance of the loan.

As of December 31, 2012, the outstanding balance under the Facility Agreement totaled $36,450. An amendment and restructuring fee equal to 5% of the current outstanding indebtedness, $1,823, will be due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full. The Company is also no longer required to sell additional vessels, as it had been under the terms of the Facility Agreement as previously in effect.

FBB Facility

On January 27, 2012, the Company entered into a First Supplemental Agreement with FBB, which amends its existing credit facility to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date on March 16, 2012. In addition, FBB granted a waiver to the security value covenant and the financial covenants, whose testing was waived until March 16, 2012. On March 23, 2012, the Company received a notice from FBB according to which failure to (i) pay the $1,675 repayment installment due in March 2012, (ii) pay accrued interest and (iii) pay default interest constitute an event of default. On April 12, 2012, the Company received notice from FBB according to which along with the previously mentioned events, failure to make periodic monthly installments into the retention account since September 2011 and violation of the loan to value covenant constituted events of default, and that if all of the above events are not remedied on or before April 20, 2012, FBB will take whatever action is available to it. The Company has not either paid the installment of $837.5 which was due on June 18, 2012 or the accrued interest. On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest.

ABN AMRO Bank Facility

On September 10, 2010, the Company signed an offer letter with ABN AMRO Bank securing, subject to customary legal documentation and payment of an arrangement fee, commitments for pre-delivery and post-delivery debt financing up to an amount of $32,400 for the purchase of two newbuilding Handysize vessels. The facility, which would be available for drawdown until December 31, 2012, is repayable in 20 quarterly installments plus a balloon payment, commencing three months after the delivery of the vessels. The vessels will be used as collateral for the facility. According to the agreed terms, the facility would bear interest at LIBOR plus margin and would include customary financial covenants.

By letter dated December 30, 2011, the Company received notice from ABN AMRO Bank that the Bank’s commitment for pre-delivery and post delivery debt financing up to the amount of $32,400 for the purchase of the two newbuilding Handysize vessels has been canceled due to the Company’s failure to pay commitment fees as prescribed in the offer letter, that were considered as events of default, and the occurrence of various material adverse changes as considered by ABN AMRO Bank.

Pursuant to a settlement agreement entered into on April 13, 2012, ABN AMRO Bank returned to the Company all commitment fees paid to date less expenses and all further obligations of the parties were terminated.

Loan Covenants

As of December 31, 2012, the Company was in breach of certain of its financial covenants for its loan agreement with FBB, including the loan-to-value ratio, interest cover ratio, minimum liquidity requirements and leverage ratio. Thus, in accordance with guidance related to classification of obligations that are callable by the creditor, the Company has classified all of the related long-term debt amounting to $89,169 as current at December 31, 2012.

Deutsche Bank amended and restated facility agreement:

•	Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

•	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

•	Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.

Credit Suisse Sixth Supplemental Agreement:

•	Value to loan ratio:

(a)	during the period commencing on April 1, 2014 and ending on September 30, 2014, the aggregate fair market value of the financed vessels must not be less than 115% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;
(b)	during the period commencing on October 1, 2014 and ending on March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 120% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank; and
(c)	after March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 135% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;

•	Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

•	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

•	Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.

FBB loan agreement:

•	Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000;

•	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%;

•	Ratio of EBITDA to net interest expense shall not be less than 3; and

•	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter.

The covenants described above are tested annually on December 31st.

“See Note 5 for current status of M/V Free Maverick”.